Noncontrolling Interests (Notes)	3 Months Ended
Mar. 31, 2014
Noncontrolling Interest [Abstract]
Noncontrolling Interests
Noncontrolling Interests

Third parties hold a noncontrolling ownership interest in certain of our non-U.S. subsidiaries. Noncontrolling interests are classified as equity on our condensed consolidated balance sheets, and net income attributable to noncontrolling interests is presented separately in our condensed consolidated statements of income.

Income from continuing operations attributable to Ensco for the quarters ended March 31, 2014 and 2013 was as follows (in millions):

	2014	2013
Income from continuing operations	$318.0	$314.2
Income from continuing operations attributable to noncontrolling interests	(4.1)	(2.7)
Income from continuing operations attributable to Ensco	$313.9	$311.5

(Loss) income from discontinued operations, net attributable to Ensco for the quarters ended March 31, 2014 and 2013 was as follows (in millions):

	2014	2013
(Loss) income from discontinued operations, net	$(21.3)	$5.7
Income from discontinued operations attributable to noncontrolling interests	(.1)	(.1)
(Loss) income from continuing operations attributable to Ensco	$(21.4)	$5.6